Cover Page - USD ($)	12 Months Ended
	Sep. 30, 2020	Nov. 17, 2020	Mar. 31, 2020
Cover [Abstract]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Sep. 30, 2020
Document Transition Report	false
Entity File Number	001-34654
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	91-1661606
Entity Address, Address Line One	425 Pike Street
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	624-7930
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	WAFD
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 1,945,306,499
Entity Common Stock, Shares Outstanding		75,815,930
Documents Incorporated by Reference
List hereunder the following documents incorporated by reference and the Part of Form 10-K into which the document is incorporated:
(1) Portions of the Registrant’s Annual Report to Shareholders for the fiscal year ended September 30, 2020, are incorporated into Part II, Items 5-8 and Part III, Item 12 of this Form 10-K.
(2) Portions of the Registrant’s definitive proxy statement for its Annual Meeting of Shareholders to be held on January 26, 2021 are incorporated into Part III, Items 10-14 of this Form 10-K.

Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30